EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2015:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in)	intrinsic
	of options	price	years)	value

Options outstanding at beginning of year	3,257,859	$4.23	4.7	$2,440
Changes during the year:
Granted	648,275	$4.20
Exercised	(128,375)	$3.07
Forfeited	(93,625)	$4.42
Expired	(14,000)	$4.17

Options outstanding at end of year	3,670,134	$4.25	4.3	$1,370

Vested and expected to vest	3,523,329	$4.25	4.3	$1,315

Options exercisable at end of year	1,901,674	$4.06	3.2	$1,004

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following is a summary of the Company's restricted stock units ("RSUs") activity and related information for the year ended December 31, 2015:

		Weighted
	Number of	average grant
	shares	date fair value

RSUs outstanding at beginning of year	221,004	$4.79
Changes during the year:
Granted	174,518	$3.76
Exercised	(93,099)	$4.61
Forfeited	(3,500)	$4.71

RSUs outstanding at end of year	298,923	$4.25

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following is a summary of warrants issued to non-employees for the year ended December 31, 2015:

		Weighted
	Number of	average
	shares	exercise price

Warrants outstanding at beginning of year	165,000	$4.65
Changes during the year:
Forfeited	(100,000)	$4.80

Warrants outstanding at end of year	65,000	$4.43

Warrants exercisable at end of year	31,250	$4.40

Schedule Of Share Based Compensation Stock Options Outstanding [Table Text Block]
The options and warrants outstanding as of December 31, 2015, have been separated into ranges of exercise prices, as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average
Range of	as of	remaining	average	as of	exercise price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2015	life	price	2015	options
		(Years)

$0.00-1.10	7,000	2.95	$0.00	5,875	$0.00
$1.50-2.51	220,675	2.56	$2.06	166,550	$2.08
$2.57-4.00	1,438,085	3.86	$3.25	948,159	$3.18
$4.03-6.49	1,784,843	4.85	$4.94	634,575	$5.11
$6.51-9.24	284,531	4.07	$6.88	177,765	$7.04

	3,735,134	4.3	$4.26	1,932,924	$4.06